Loans Receivable (excluding Covered Loans) (Schedule of Loans Acquired for Which Payment Collection Not Probable) (Details) (Western National Bank [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 16, 2011
Western National Bank [Member]
Business Acquisition [Line Items]
Contractually required payments of interest and principal	$ 171,515
Nonaccretable difference	(56,440)
Cash flows expected to be collected	115,075	[1]
Accretable yield	(21,384)
Carrying value of acquired loans	$ 93,691

[1]	Represents undiscounted expected principal and interest cash flows